Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On July 31, 2025, the Company obtained a bank loans of amount of RMB3 million (approximately $418,784) with maturity date of July 31, 2026 and interest rate of 3%. The loan is pledged by a property of CEO and Chairman of the Company. On August 27, 2025, the Company obtained a bank loans of amount of RMB3 million (approximately $418,784) with maturity date of February 27, 2026 and interest rate of 2.9%. The loan is guaranteed by CEO and Chairman of the Company. On September 17, 2025, the Company obtained a bank loans of amount of RMB3 million (approximately $418,784) with maturity date of September 16, 2026 and interest rate of 3.3%. The loan is guaranteed by CEO and Chairman of the Company and a company controlled by him. All the new bank loans were obtained to repay the old bank loans with the same principal amount.

The Company also borrowed a bridge loan to Yipin Hengrun IP Partners and Yipin Huicheng IP Agency Co., Ltd., with amount of $499,051 and $4,188, respectively. The Company also obtained related parties’ loans from Guohua Huang, Yipin Hengrun IP partners, and Kunchi Huang with amount of $387,794, $81,956, and $139,595, respectively. All the loans are without maturity date and interest free.

In September 2025, the Company signed a contract with a service provider to withdraw the unused service prepayment of $6,495,336 from the supplier.

An extraordinary general meeting of shareholders (the “EGM”) of the Company was held on September 15, 2025. It is resolved that the Company’s authorised share capital, be increased from US$50,000 divided into: (i) 448,814,684 Class A Ordinary Shares of par value of US$0.0001 each, and (ii) 51,185,316 Class B Ordinary Shares of par value of US$0.0001 each, to US$1,000,000 divided into (i) 9,000,000,000 Class A Ordinary Shares of US$0.0001 par value each and (ii) 1,000,000,000 Class B Ordinary Shares of US$0.0001 par value each with immediate effect (the “Authorised Share Capital Increase”). It is also resolved the proposed Third Amended and Restated Memorandum and Articles of Association of the Company (the “Amended M&A”), included in which, each holder of the Company’s Class B Ordinary Shares shall be entitled to 100 votes in respect of each Class B Ordinary Share held by such holder on the Record Date. It is further resolved that the authorised, issued, and outstanding shares of the Company (collectively, the Shares) be consolidated by consolidating each 100 Shares of the Company, or such lesser whole share amount as the Board of Directors may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to par value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association (the “Share Consolidation”).

On October 7, 2025, EPWK Holdings Ltd. (the “Company”) priced a best efforts public offering for the sale of units as described below for aggregate gross proceeds to the Company of $8 million, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrant offered. The offering was comprised of 24,242,425 units (each a “Unit”), consisting of one Class A ordinary share of the Company, par value $0.0001 per share (the “Class A Ordinary Shares”), or in lieu thereof, a pre-funded warrant (each a “Pre-Funded Warrant”), and one warrant to purchase one Class A Ordinary Share (each a “Warrant”). The public offering price of the Units was $0.33 per Unit. Each of the Warrants will have an exercise price of $0.3465 per Class A Ordinary Share and be exercisable beginning on the date of the issuance date and ending on the six-month anniversary of the issuance date. The Warrants include provisions for cashless exercise if, at the time of exercise, there is no effective registration statement for the issuance of the underlying Class A Ordinary Shares. The maximum number of Class A Ordinary Shares issuable upon cashless exercise is 24,242,425 for the Warrants. Additionally, holders of Warrants may effect a “zero exercise price option,” under which up to 100,000,000 Class A Ordinary Shares may be issuable in aggregate under all Warrants. On October 8, 2025, 24,242,425 Class A ordinary shares became effective at an issue price of US$0.33 per share. On October 9, 2025, 69,882,056 Class A ordinary shares became effective at a consideration of US$0 per share. On October 10, 2025, 30,117,937 Class A ordinary shares became effective at US$0 per share. The public offering was closed on October 8, 2025.

On October 24, 2025, the Company received a letter from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that, as of October 23, 2025, the Company’s Class A ordinary shares had a closing bid price of $0.10 or less for ten consecutive trading days. Pursuant to Nasdaq Listing Rule 5810(c)(3)(A)(iii), the Staff determined that the Company’s securities are subject to delisting from Nasdaq due to the minimum bid price deficiency. On October 28, 2025, the Company requested a hearing before the Nasdaq Hearings Panel (the “Panel”), which stayed the suspension of trading and the filing of the Form 25-NSE pending the Panel’s decision.

On November 13, 2025, the Company announced that the Company's board of directors approved on October 20, 2025 that the authorised, issued, and outstanding shares of the Company be consolidated on a 40 for 1 ratio with the marketplace effective date of November 17, 2025. At the time the share consolidation is effective, the Company's authorised share capital will be changed from US$1,000,000 divided into (i) 9,000,000,000 Class A Ordinary Shares of US$0.0001 par value each and (ii) 1,000,000,000 Class B Ordinary Shares of US$0.0001 par value each, to US$1,000,000 divided into 225,000,000 Class A Ordinary Shares with a par value of US$0.004 each and 25,000,000 Class B Ordinary Shares with a par value of US$0.004 each. The Company's total issued and outstanding Class A ordinary shares will be changed from 144,506,412 Class A Ordinary Shares with a par value of US$0.0001 per share to approximately 3,612,660 Class A Ordinary Shares with a par value of US$0.004 per share. The Company's total issued and outstanding Class B ordinary shares will be changed from 3,555,948 Class B Ordinary Shares with a par value of US$0.0001 per share to approximately 88,899 Class B Ordinary Shares with a par value of US$0.004 per share.

On November 20, 2025, the Company received an additional letter from the Staff, notifying the Company that it was no longer in compliance with Nasdaq Listing Rule 5250(c)(1) due to its failure to file its Form 20-F for the fiscal year ended June 30, 2025. As a result, the Staff has determined to delist the Company’s securities from Nasdaq. On December 9, 2025, the Company attended a hearing before the Panel. On December 19, 2025, the Company received a notice from the Panel stating that it has determined to delist Company’s securities from Nasdaq and trading in the Company’s securities will be suspended at the open of trading on December 23, 2025.

The Company signed lease contract with a related company controlled by CEO and Chairman of the Company to lease office space with lease term from October 1, 2025 till December 31, 2028, totally 5,188.77 square meters and monthly rental of $19,557. The first 3 months’ rental are waived off.

The Company has analyzed its operations subsequent to June 30, 2025, to the date these financial statements were issued and has determined that there are no other material reportable subsequent events except disclosed above that would have required adjustment or disclosure in the financial statements.